On May 28, 2008, the Board of Trustees appointed David C. Brown, Thomas W. Bunn and John L. Kelly as Trustees to fill three vacancies on the Board.  As a result, this Statement of Additional Information is revised as disclosed below.

THE VICTORY PORTFOLIOS

Balanced Fund

Core Bond Fund

Diversified Stock Fund

Established Value Fund

Federal Money Market Fund

Financial Reserves Fund

Focused Growth Fund

Fund for Income

Government Reserves Fund

Institutional Money Market Fund

Investment Grade Convertible Fund

National Municipal Bond Fund

Ohio Municipal Bond Fund

Ohio Municipal Money Market Fund

Prime Obligations Fund

Small Company Opportunity Fund

Special Value Fund

Stock Index Fund

Tax-Free Money Market Fund

Value Fund

Supplement dated June 13, 2008 to the

Statement of Additional Information (“SAI”) dated May 5, 2008

1.	The first paragraph of the section entitled “Trustees and Officers – Board of Trustees” found on page 57 is replaced with the following :

Overall responsibility for management of the Trust rests with the Board.  The Trust is managed by the Board, in accordance with the laws of the State of Delaware.  There are currently eleven Trustees, nine of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”).  The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

2.	The following information is added to the section entitled “Trustees and Officers –Independent Trustees” beginning on page 57:

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies

Mr. John L. Kelly, 55	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant, (since 2003).	None.

VP-SAI-SUPP1

3.	The following table is added immediately following the table entitled “Independent Trustees” located on page 58:

Interested Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies

David C. Brown,* 35	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Thomas W. Bunn,* 54	Trustee	May 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key’s Corporate Finance Group (March 2002 – July 2005)	None.

* Messer’s Brown and Bunn are “Interested Trustees” by reason of their relationship with KeyCorp.

4.	The following information is added to the discussion of the Committees of the Board beginning on page 58:

Mr. Bunn and Mr. Kelly are members of the Investment Committee. Mr. Brown is a member of the Service Provider Committee

5.

The following information is added to the Independent Trustees table of dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned as of December 31, 2007, that appears on page 59:

Independent Trustees.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex

Mr. Kelly	None	None

6.

The following information is added to the Interested Trustee table of dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned as of December 31, 2007, that appears on page 60:

Interested Trustees.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex

Mr. Brown	Diversified Stock: $10,001 — $50,000 Investment Grade Convertible: $1 — $10,000 Small Company Opportunity: $10,001 — $50,000 Special Value: $10,001 — $50,000 Value: $10,001 — $50,000	Over $100,000

Mr. Bunn	Diversified Stock: Over $100,000 Financial Reserves: Over $100,000 Special Value: Over $100,000 Value: Over $100,000	Over $100,000

7.	The information provided for Mr. David C. Brown and Mr. Michael Policarpo, II in the section entitled “Trustees and Officers – Officers” found on page 62 is modified with the following:

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years

Mr. Michael Policarpo, II, 33	President	May 2008

Managing Director of the Adviser (since July 2005), Vice President of Finance, Gartmore Global Investments, Inc. (August 2004-July 2005), Chief Financial Officer of Advisor Services, Gartmore Global Investments, Inc. (August 2003-August 2004), and Corporate Controller, Gartmore Global Investments, Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 43	Vice President	May 2008

Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005)